Short-Term Investments (Tables)	12 Months Ended
May 31, 2018
Investments, Debt and Equity Securities [Abstract]
Summary of Short-Term Investments	Short-term investments consisted of the following:

	As of May 31,
	2017	2018
	US$	US$
Held-to-maturity investments	1,312,942	1,623,763